Fair Value Measurement (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment of long-term investments	¥ 343,729	$ 49,153	¥ 486,456	¥ 278,891
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment of long-term investments	¥ 320,700		¥ 486,500	¥ 278,900